Risk and Capital Management (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 1,025,493	R$ 910,590
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Lower Risk [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 886,188	R$ 768,717
Medium [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	73,031	69,980
Higher Risk [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	11,143	11,656
Credit Impaired [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	55,131	60,237
Stage One [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 876,653	R$ 760,654
Percentage of loan operations and lease operations portfolio	85.50%	83.50%
Stage One [Member] | Lower Risk [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 817,782	R$ 702,746
Stage One [Member] | Medium [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	58,817	57,893
Stage One [Member] | Higher Risk [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	54	15
Stage Two [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 93,709	R$ 89,699
Percentage of loan operations and lease operations portfolio	9.10%	9.90%
Stage Two [Member] | Lower Risk [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 68,406	R$ 65,971
Stage Two [Member] | Medium [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	14,214	12,087
Stage Two [Member] | Higher Risk [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	11,089	11,641
Stage Three [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 55,131	R$ 60,237
Percentage of loan operations and lease operations portfolio	5.40%	6.60%
Stage Three [Member] | Credit Impaired [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 55,131	R$ 60,237